Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000229231 [Member]
Shareholder Report [Line Items]
Fund Name	Discipline Funds ETF
Class Name	Discipline Funds ETF
Trading Symbol	DSCF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Discipline Funds ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://disciplinefunds.com/dscf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 45,904,461
Holdings Count | holding	8
Advisory Fees Paid, Amount	$ 88,074
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$45,904,461	Advisory Fees	$88,074
# of Portfolio Holdings	8	Fees Waived and/or Expenses Reimbursed	(9,253)
Portfolio Turnover Rate*	1%	Net Advisory Fees Paid	$78,821
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

FUND HOLDINGS (as a % of Net Assets)
Equity Funds		Bond Funds
SPDR Portfolio Developed World ex-US ETF	13.9%	Vanguard Intermediate-Term Treasury ETF	27.4%
Vanguard Value ETF	10.1%	Vanguard Short-Term Treasury ETF	20.3%
Vanguard S&P 500 ETF	4.9%	Vanguard Long-Term Treasury ETF	20.1%
Vanguard FTSE Emerging Markets ETF	3.2%